Other Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
	As of December 31,
	2022	2021
	(in thousands)
Prepaid expenses	$701	$1,046
Government institutions	124	79
	$825	$1,125